Shareholder Fees {- Fidelity Managed Retirement 2020 Fund}	Jul. 13, 2021 USD ($)
07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-04 | Fidelity Managed Retirement 2020 Fund
Shareholder Fees:
(fees paid directly from your investment)	none